13. Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Year	Amount
2018	$198,617
2019	371,082
2020	384,070
2021	397,512
2022	411,425
Thereafter	1,322,708
$3,085,414

2018
Operating Leases	$36,214
Employment Contracts	580,413
Total	$616,627